Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Accounts receivable, net
Accounts receivable		¥ 2,379,642	¥ 2,201,926
Allowance for credit losses:
Balance at beginning of the year		(12,949)	(10,726)
Additions	¥ (93,300)	(105,825)	(2,715)
Write-offs		50	492
Balance at end of the year		(118,724)	(12,949)
Accounts receivable, net		2,260,918	2,188,977	$ 354,788
Allowance for doubtful accounts	¥ 93,300	¥ 105,825	¥ 2,715